UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2023

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Cannabis ETF

(THCX)

SEMI-ANNUAL REPORT

AUGUST 31, 2023

AXS Cannabis ETF

A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Cannabis ETF. This report is not authorized for distribution to prospective investors in the ETF unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Cannabis ETF

SCHEDULE OF INVESTMENTS

As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.8%
	AGRICULTURE — 6.4%
66,706	Greenlane Holdings, Inc. - Class A*	$61,369
1,107,134	Village Farms International, Inc.*	971,621
		1,032,990
	BIOTECHNOLOGY — 5.9%
873,468	Cardiol Therapeutics, Inc. - Class A*	956,729

	HEALTHCARE-PRODUCTS — 8.0%
5,324	Revvity, Inc.	623,067
2,406	Waters Corp.*	675,605
		1,298,672
	HEALTHCARE-SERVICES — 3.2%
219,840	Ginkgo Bioworks Holdings, Inc.*	514,426

	HOUSEHOLD PRODUCTS/WARES — 16.7%
1,984,519	Charlottes Web Holdings, Inc.*	536,079
420,184	Cronos Group, Inc.*	861,377
1,415,203	Leafly Holdings, Inc.	769,870
1,411,213	Nova Cannabis, Inc.*	543,096
		2,710,422
	HOUSEWARES — 5.2%
14,861	Scotts Miracle-Gro Co.	842,024

	MACHINERY-DIVERSIFIED — 3.7%
28,046	Agrify Corp.*	82,175
415,885	Hydrofarm Holdings Group, Inc.*	519,856
		602,031
	PHARMACEUTICALS — 20.3%
989,541	Aurora Cannabis, Inc.*	475,177
508,757	Canopy Growth Corp.*	291,060
44,974	cbdMD, Inc.*	51,725
538,435	High Tide, Inc.*	773,064
371,276	Organigram Holdings, Inc.*	608,893
364,825	Tilray Brands, Inc.*	1,079,882
		3,279,801
	PRIVATE EQUITY — 4.5%
48,056	Chicago Atlantic Real Estate Finance, Inc. - REIT	726,607

	REITS — 14.7%
83,484	AFC Gamma, Inc. - REIT	1,106,998

AXS Cannabis ETF

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS (Continued)
14,625	Innovative Industrial Properties, Inc. - REIT	$1,276,470
		2,383,468
	RETAIL — 4.9%
1,209,277	Fire & Flower Holdings Corp.*,1	-
245,776	GrowGeneration Corp.*	798,772
		798,772
	SOFTWARE — 6.3%
673,366	WM Technology, Inc.*	1,023,516
	TOTAL COMMON STOCKS
	(Cost $33,770,607)	16,169,458

	TOTAL INVESTMENTS — 99.8%
	(Cost $33,770,607)	16,169,458

	Other Assets in Excess of Liabilities — 0.2%	40,489
	TOTAL NET ASSETS — 100.0%	$16,209,947

REIT – Real Estate Investment Trusts

*	Non-income producing security.

[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.

See accompanying Notes to Financial Statements.

AXS Cannabis ETF

SUMMARY OF INVESTMENTS

As of August 31, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Pharmaceuticals	20.3%
Household Products/Wares	16.7%
REITS	14.7%
Healthcare-Products	8.0%
Agriculture	6.4%
Software	6.3%
Biotechnology	5.9%
Housewares	5.2%
Retail	4.9%
Private Equity	4.5%
Machinery-Diversified	3.7%
Healthcare-Services	3.2%
Total Common Stocks	99.8%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Cannabis ETF

STATEMENT OF ASSETS AND LIABILITIES

As of August 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $33,770,607)	$16,169,458
Foreign currency, at value (cost $890,987)	886,262
Receivables:
Due from Advisor	19,584
Dividends and interest	9,808
Total assets	17,085,112

Liabilities:
Payables:
Due to Custodian	875,165
Total liabilities	875,165

Net Assets	$16,209,947

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$163,550,690
Total distributable earnings (accumulated deficit)	(147,340,743)
Net Assets	$16,209,947

Shares of beneficial interest issued and outstanding	827,500
Net asset value per share	$19.59

See accompanying Notes to Financial Statements.

AXS Cannabis ETF

STATEMENT OF OPERATIONS

For the Six Months Ended August 31, 2023 (Unaudited)

Investment Income:
Dividends	$218,090
Interest	8,841
Total investment income	226,931

Expenses:
Advisory fees	78,215
Interest expense	21,149
Total expenses	99,364
Advisory fees (waived) recovered	(16,495)
Net expenses	82,869
Net investment income (loss)	144,062

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(9,853,391)
Investments in-kind	88,893
Foreign currency translations	2,864
Net realized gain (loss)	(9,761,634)
Net change in unrealized appreciation/depreciation on:
Investments	5,285,324
Foreign currency translations	3,330
Net change in unrealized appreciation/depreciation	5,288,654
Net realized and unrealized gain (loss)	(4,472,980)

Net Increase (Decrease) in Net Assets from Operations	$(4,328,918)

See accompanying Notes to Financial Statements.

AXS Cannabis ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended August 31, 2023 (Unaudited)		For the Year Ended February 28, 2023 [1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$144,062		$278,435
Net realized gain (loss) on investments, investments in-kind and foreign currency transactions	(9,761,634)		(83,490,983)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,288,654		42,976,102
Net increase (decrease) in net assets resulting from operations	(4,328,918)		(40,236,446)

Distributions to Shareholders	-		(236,963)

Capital Transactions:
Net proceeds from shares sold	-		3,700,631
Cost of shares redeemed	(779,363)		(533,436)
Net increase (decrease) in net assets from capital share transactions	(779,363)		3,167,195

Total increase (decrease) in net assets	(5,108,281)		(37,306,214)

Net Assets:
Beginning of period	21,318,228		58,624,442
End of period	$16,209,947		$21,318,228

Capital Share Transactions:
Shares sold	-		725,000
Shares redeemed	(400,000)		(200,000)
Reverse stock split	(7,447,500	) [2]	-
Net increase (decrease) in capital share transactions	(7,847,500)		525,000

[1]	With the Plan of Reorganization with respect to the AXS Cannabis ETF (formerly, The Cannabis ETF), Investor Class shareholders received Investor Class shares of the AXS Cannabis ETF effective as of the close of business on January 20, 2023. See Note 1 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 1-10 stock split after the close of business August 8, 2023. See Note 1 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

AXS Cannabis ETF*

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the						For the Period
	Six Months Ended						July 8, 2019**
	August 31, 2023***		For the Year Ended February 28,				through
	(Unaudited)		2023		2022	2021	February 29, 2020
Net asset value, beginning of period	$24.60		$71.90		$197.90	$99.80	$250.00
Income from Investment Operations:
Net investment income (loss) [1]	0.02		0.30		(0.40)	3.30	5.40
Net realized and unrealized gain (loss) on investments	(5.03)		(47.30)		(125.60)	99.30	(151.40)
Total from investment operations	(5.01)		(47.00)		(126.00)	102.60	(146.00)

Less Distributions:
From net investment income	-		(0.30)		- [2]	(4.50)	(4.20)
Total distributions	-		(0.30)		- [2]	(4.50)	(4.20)

Net asset value, end of period	$19.59		$24.60		$71.90	$197.90	$99.80

Total return [3,4]	(20.37	)% [6]	(65.45)%		(63.66)%	107.46%	(58.66	)% [6]
Total return at market price [4,5]	(20.00	)% [6]	(65.66)%		(63.40)%	96.18%	(57.84	)% [6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,210		$21,318		$58,624	$175,125	$18,959

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	1.21	% [7,8]	0.96	% [7]	0.95%	0.94%	0.95	% [8]
After fees waived and expenses absorbed/recovered	1.01	% [7,8]	0.76	% [7]	0.73%	0.69%	0.70	% [8]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed/recovered	1.55	% [8]	0.60%		(0.47)%	1.92%	6.66	% [8]
After fees waived and expenses absorbed/recovered	1.75	% [8]	0.80%		(0.25)%	2.17%	6.91	% [8]

Portfolio turnover rate [9]	17	% [6]	71%		54%	75%	49	% [6]

*	Financial information from July 8, 2019 through January 20, 2023 is for The Cannabis ETF, which was reorganized into the AXS Cannabis ETF as of the close of business on January 20, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	Commencement of operations.
***	The Fund had a 1-10 stock split after the close of business August 8, 2023. The net assets values and per share amounts from February 2020 to February 2023 have been restated to reflect the impact of the reverse stock split. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on NYSE Arca, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on NYSE Arca, Inc.
[6]	Not annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.26% for the six months ended August 31, 2023. For the year ended February 28, 2023, the ratios would have been lowered by 0.01%.
[8]	Annualized.
[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2023 (Unaudited)

Note 1 – Organization

AXS Cannabis ETF (the “Fund”) is a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a passively managed exchange-traded fund (“ETF”).

The Fund’s primary investment objective seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the AXS Cannabis Index. The Fund is classified as a non-diversified fund.

On July 19, 2023, the Trust’s Board approved a one-for-ten reverse share split for shares of the Fund, effective after the close of business on August 8, 2023. On August 9, 2023, shareholders will be deemed to hold one Fund share for every ten Fund shares previously held as of the close of business on August 8, 2023. The reverse share split did not change the total value of the shareholders’ investments in the Fund.

The Fund commenced investment operations on January 23, 2023. Prior to that date, the Fund acquired the assets and assumed the liabilities of The Cannabis ETF (the “Fund’s Predecessor Fund”), a series of Spinnaker ETF Series in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on May 25, 2022, by the Board of Spinnaker ETF Series on May 23, 2022, and by beneficial owners of the Fund’s Predecessor Fund on November 11, 2022. The tax-free reorganization was accomplished on January 20, 2023. As a result of the reorganization, the Fund assumed the performance and accounting history of the Fund’s Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Fund’s Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund’s Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
8,675,000	$23,827,602

The net unrealized depreciation of investments transferred was $30,962,078 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

August 31, 2023 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculate the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

August 31, 2023 (Unaudited)

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $250 regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $250 regardless of the number of Creation Units redeemed in the transaction.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

August 31, 2023 (Unaudited)

(d) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of August 31, 2023, and during the prior open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

August 31, 2023 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(h) Securities Lending

Prior to the close of business on January 20, 2023, the Fund has entered into a securities lending agreement with Cowen Execution Services, LLC. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash or other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“Government Securities”) at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted so that the market value of the collateral is not less than the initial margin requirement. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investments of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations.

As of August 31, 2023, the Fund did not loan any securities.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly unitary management fee to the Advisor at the annual rate of 0.95% of the Fund’s average daily net assets. The Advisor has agreed for a period of two years from the date of the reorganization to waive its fees by 0.20% of the average daily net assets of the Fund until January 20, 2025. The Advisor will not seek recoupment from the Fund of any amounts waived under the fee waiver agreement. This unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for the services it provides to the Fund. The Advisor also has agreed to pay all expenses of the Fund except for the advisory fee, interest, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

For the six months ended August 31, 2023, the Advisor earned $78,215 and waived advisory fees totaling $16,495.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

August 31, 2023 (Unaudited)

Brown Brothers Harriman & Co. serves as the Fund’s fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Fund’s co-administrators.

ALPS Distributors, Inc. serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.

Note 4 – Federal Income Taxes

At August 31, 2023, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$46,660,151

Gross unrealized appreciation	$1,030,929
Gross unrealized depreciation	(31,521,622)
Net unrealized appreciation (depreciation) on investments	$(30,490,693)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of February 28, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax distributable earnings	-

Accumulated capital and other losses	(107,227,753)

Net unrealized appreciation (depreciation) on investments	(35,776,017)
Net unrealized appreciation (depreciation) on foreign currency translations	(8,054)
Total distributable earnings (accumulated deficit)	$(143,011,824)

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

August 31, 2023 (Unaudited)

The tax character of distributions paid during the years ended February 28, 2023 and 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$216,625	$29,834
Net long-term capital gains	-	-
Total distributions paid	$216,625	$29,834

As of February 28, 2023, the Fund had qualified late-year ordinary losses, which are deferred until fiscal year 2023 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

At February 28, 2023, the Fund had accumulated capital loss carry forwards as follows:

Not subject to expiration:
Short-term	$37,903,423
Long-term	69,324,330
Total	$107,227,753

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended August 31, 2023, were $3,061,782 and $2,867,342, respectively.

Purchases, sales, and realized gain/(loss) of in-kind transactions for the six months ended August 31, 2023, were as follows:

Purchases	Sales	Gain/(Loss)
$-	$774,456	$88,893

Note 6 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

August 31, 2023 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3	Total
Investments
Common Stock*	$16,169,458	$-	$0	$16,169,458
Total Investments	$16,169,458	$-	$0	$16,169,458

*	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 securities at period end.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

August 31, 2023 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance February 28, 2023	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Balance as of August 31, 2023	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2023:

Fair Value August 31, 2023	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation from an increase in Input(2)
$-	Market Approach	Estimated Recovery Proceeds	$0.00	N/A	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 8 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments are not reasonably estimable at this time. Management is actively monitoring these events.

AXS Cannabis ETF

NOTES TO FINANCIAL STATEMENTS - Continued

August 31, 2023 (Unaudited)

Note 9 – New Accounting Pronouncement

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

Note 10 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

AXS Cannabis ETF
EXPENSE EXAMPLE
For the Six Months Ended August 31, 2023 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023 to August 31, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	3/1/2023	8/31/2023	3/1/23-8/31/23
Actual Performance	$1,000.00	$796.30	$4.54
Hypothetical (5% annual return before expenses)	1,000.00	1,020.08	5.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six-month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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FUND INFORMATION

	TICKER	CUSIP
AXS Cannabis ETF	THCX	46144X 412

Privacy Principles of the AXS Cannabis ETF for Shareholders

The AXS Cannabis ETF is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the AXS Cannabis ETF collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the AXS Cannabis ETF does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the AXS Cannabis ETF. The AXS Cannabis ETF does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS Cannabis ETF for its information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the ETF or of any securities mentioned in this report.

Proxy Voting

The AXS Cannabis ETF’s proxy voting policies and procedures, as well as information regarding how the ETF voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (303) 623-2577 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The AXS Cannabis ETF files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the ETF’s Form N-PORT on the SEC’s website at www.sec.gov.

Householding

The AXS Cannabis ETF will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the ETF at (303) 623-2577.

AXS Cannabis ETF

1290 Broadway, Suite 1000

Denver, CO 80203

Toll Free: (303) 623-2577

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	11/9/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	11/9/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	11/9/2023